INCOME TAXES - Interest and Penalties (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Total interest and penalties in the Consolidated Balance Sheet at January 1, Pretax	$ 260	$ 233	$ 269	$ 277
Total interest and penalties in the Consolidated Statement of Income, Pretax		105	(29)	(1)
Total interest and penalties in the Consolidated Balance Sheet at December 31, Pretax		260	233	269
Reconciliation of Unrecognized Tax Benefits, Including Amounts Pertaining to Examined Tax Returns, Net of Tax [Roll Forward]
Total interest and penalties in the Consolidated Balance Sheet at January 1, Net of tax	164	146	169	173
Total interest and penalties in the Consolidated Statement of Income, Net of tax		68	(18)	(1)
Total interest and penalties in the Consolidated Balance Sheet at December 31, Net of tax		164	146	169
Foreign penalties included in total interest and penalties in the balance sheet		3	3	2
State penalties included in total interest and penalties		3	3	3
Gross uncertain tax positions for items relating to concluded audits		174	$ 45	$ 28
State and Local
Reconciliation of Unrecognized Tax Benefits, Including Amounts Pertaining to Examined Tax Returns, Net of Tax [Roll Forward]
Gross uncertain tax positions for items relating to concluded audits		$ 78
Forecast | State and Local
Reconciliation of Unrecognized Tax Benefits, Including Amounts Pertaining to Examined Tax Returns, Net of Tax [Roll Forward]
Expected tax benefit to continuing operations	$ 51